ASSET RETIREMENT OBLIGATIONS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Asset Retirement Obligations [Line Items]
Credit Risk Rate Used In Determining Other Provisions		3.80%	3.80%
Increase decrease in discount rate, asset retirement obligations		0.50%
Increase (Decrease) in Asset Retirement Obligations		$ 40.0
Scenerio Forecasts [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Increase (Decrease) in Asset Retirement Obligations	$ 20.0
Two Thousand Eighteen And Two Thousand Sixty Seven [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability		1,600.0	$ 1,400.0
Two Thousand Twenty Seven And Two Thousand Thirty Four [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability		$ 600.0
Two Thousand Sixty Three And Two Thousand Sixty Seven [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability			$ 400.0
Bottom of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates		0.60%	0.50%
Top of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates		2.20%	2.20%